SEGMENT INFORMATION - Reconciliation of segment assets to consolidated total assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
SEGMENT INFORMATION
Total segment assets	$ 2,564,592,904	$ 2,444,881,949
Elimination of intercompany investment balances	(626,734,407)	(434,903,268)
Consolidated total assets	$ 1,937,858,497	$ 2,009,978,681